Goodwill and Other Intangibles (Tables)	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill and Other Non-Amortizable Intangibles
The changes during fiscal years 2015 and 2014 in the carrying amount of goodwill and indefinite-lived intangibles, which comprises trademarks and trade names, is as follows:

(In millions)	Goodwill	Indefinite-lived intangibles	Total
Balance at December 28, 2013	$445.3	$690.5	$1,135.8
Foreign currency translation effects	(6.5)	—	(6.5)
Balance at January 3, 2015	$438.8	$690.5	$1,129.3
Impairment	—	(5.1)	(5.1)
Foreign currency translation effects	(9.7)	—	(9.7)
Balance at January 2, 2016	$429.1	$685.4	$1,114.5

Schedule of amortizable intangible assets [Table Text Block]
The combined gross carrying value and accumulated amortization for these amortizable intangibles is as follows:

	January 2, 2016
(In millions)	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	17	$100.5	$16.7	$83.8
Licensing arrangements	1	28.8	22.0	6.8
Developed product technology	2	14.9	9.8	5.1
Other	3	11.2	9.6	1.6
Total		$155.4	$58.1	$97.3

	January 3, 2015
(In millions)	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	17	$100.5	$11.5	$89.0
Licensing arrangements	2	28.8	15.2	13.6
Developed product technology	3	14.9	6.8	8.1
Other	2	10.4	9.0	1.4
Total		$154.6	$42.5	$112.1

Estimated Aggregate Future Amortization Expense for Intangibles Assets
Estimated aggregate amortization expense for such intangibles for the fiscal years subsequent to January 2, 2016 is as follows:

(In millions)	2016	2017	2018	2019	2020
Amortization expense	$14.0	$8.9	$5.3	$5.1	$5.1